Shareholders' Equity - Common Stock Shares (Details) - Cik 0001821171_qell acquisition corp Member	5 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Oct. 02, 2020 $ / shares	Sep. 30, 2020 $ / shares shares	Sep. 26, 2020 $ / shares shares	Aug. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common shares, votes per share | Vote	1
Class A ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized	200,000,000		200,000,000	200,000,000	200,000,000
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued	7,737,284
Common shares, shares issued (in shares)	1,587,764
Common shares, shares outstanding	1,587,764
Class A common stock subject to possible redemption, issued (in shares)	30,212,716
Shares subject to possible redemption	36,362,236
Class B ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized	20,000,000		20,000,000	20,000,000	20,000,000
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued	9,487,500
Common shares, shares outstanding	9,487,500
Ratio to be applied to the stock in the conversion	20